ASSIGNMENT AND ASSUMPTION AGREEMENT (Tables)	6 Months Ended
Oct. 31, 2017
Assignment And Assumption Agreement Tables
Summary of account purchase

The following is a summary of the accounts purchased or assumed by Short (there was no book value to the assets):

Liabilities assumed:
Accounts payable	$95,655
Accrued expenses	254,575
Note payable, currently in default	300,000
Total liabilities assumed	650,230
Additional paid- in capital	550,041
Total	1,200,271
Value of common shares issued	(110,000)

Gain	$1,090,271